Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Stock Options exercised, shares	2,771	574	1,261
Cash dividends declared per share	$ 0.74	$ 0.72	$ 0.72